UNITED STATES
                     SECURITIES AND EXCHANGE
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ameritas Investment Advisors, Inc.
Address:  5900 "O" Street
          Lincoln, NE 68510

13F File Number: 28-6722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William W. Lester
Title:  President and Chief Executive Officer
Phone:  402-467-6959
Signature, Place, and Date of Signing:


William W. Lester        Lincoln, Nebraska        May 13, 1999

Report Type (Check only one.):

          [   ]    13F HOLDINGS REPORT.

          [ x ]    13F NOTICE.

          [   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No. 13F File Number     Name

28-6724                 Ameritas Life Insurance Corp.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.